Average Annual Total Returns - VY Morgan Stanley Global Franchise Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI World IndexSM 1 Yr		Class ADV MSCI World IndexSM 5 Yrs		Class ADV MSCI World IndexSM 10 Yrs		Class ADV MSCI World IndexSM Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 MSCI World IndexSM 1 Yr		Class R6 MSCI World IndexSM 5 Yrs		Class R6 MSCI World IndexSM 10 Yrs		Class R6 MSCI World IndexSM Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI World IndexSM 1 Yr		Class S MSCI World IndexSM 5 Yrs		Class S MSCI World IndexSM 10 Yrs		Class S MSCI World IndexSM Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI World IndexSM 1 Yr		Class S2 MSCI World IndexSM 5 Yrs		Class S2 MSCI World IndexSM 10 Yrs		Class S2 MSCI World IndexSM Since Inception
Total	12.87%	13.41%	11.92%		Dec. 29, 2006	15.90%	[1]	12.19%	[1]	9.87%	[1]	[1]	13.55%	14.07%	12.44%		May 03, 2016	15.90%	[1]	12.19%	[1]	9.87%	[1]	[1]	13.28%	13.80%	12.30%		May 01, 2002	15.90%	[1]	12.19%	[1]	9.87%	[1]	[1]	13.06%	13.62%	12.13%		Sep. 09, 2002	15.90%	[1]	12.19%	[1]	9.87%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.